Assets subject to lien and assets acquired through foreclosures_Collaterals held that can be disposed and resubjected to lien regardless of defaults of counterparties (Details) - Marketable securities [Member] - KRW (₩)
	Dec. 31, 2020	Dec. 31, 2019
Fair value of collateral available to sell or repledge and collateral sold or repledged [Line Items]
Fair values of collaterals	₩ 10,573,982,000,000	₩ 9,340,517,000,000
Fair values of collaterals were disposed or re-subjected to lien	₩ 0	₩ 0